Significant Acquisition (Details)	12 Months Ended
Mar. 31, 2015 USD ($) $ / shares shares
Goodwill	$ 7,780,336
Western Interior Oil and Gas Corporation [Member]
Percentage of Voting Interests Acquired	100.00%
T-Rex shares issued to WIOG shareholders | shares	7,465,168
Fair value of T-Rex shares at date of acquisition | $ / shares	$ 2.60
Value of T-Rex shares at date of acquisition	$ 19,409,437
Promissory notes issued to WIOG shareholders	1,770,047
Total purchase price	21,179,484
Current assets	154,695
Proved	8,458,250
Unproved	5,585,583
Other property and equipment	242,837
Goodwill	7,780,336
Other assets	183,129
Total assets	22,404,830
Current liabilities	929,441
Long-term liabilities	295,905
Total liabilities	1,225,346
Net assets acquired	$ 21,179,484